INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN FINANCE LEASE (Tables) [Abstract]
Components of investments in sales-type leases
The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2011	2010
Net minimum lease payments receivable	101,097	112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890

Current portion	1,824	1,535
Long-term portion	53,531	55,355
	55,355	56,890

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2011 are as follows:

(in thousands of $)
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	101,097